Goodwill And Other Intangible Assets (Changes In Carrying Amount Of Goodwill By Reportable Segment) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Beginning Balance	$ 1,992,924	$ 1,963,111
Subsequent payments/adjustments related to 2008 acquisitions	36,592	29,813
Acquisitions	538,293
Ending Balance	2,567,809	1,992,924
Retail [Member]
Beginning Balance	564,983	547,896
Subsequent payments/adjustments related to 2008 acquisitions	27,861	17,087
Acquisitions	0
Ending Balance	592,844	564,983
Employer Group [Member]
Beginning Balance	53,259	40,533
Subsequent payments/adjustments related to 2008 acquisitions	8,731	12,726
Acquisitions	0
Ending Balance	61,990	53,259
Health And Well-Being Services [Member]
Beginning Balance	1,317,229	1,317,229
Subsequent payments/adjustments related to 2008 acquisitions	0	0
Acquisitions	538,293
Ending Balance	1,855,522	1,317,229
Other Businesses [Member]
Beginning Balance	57,453	57,453
Subsequent payments/adjustments related to 2008 acquisitions	0	0
Acquisitions	0
Ending Balance	$ 57,453	$ 57,453